Related-Party Transactions - Transactions with Key Management Personnel and Their Close Family Members (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Assets:
Loans and advances	¥ 125,190,819	¥ 121,716,465
Liabilities:
Deposits	190,022,742	182,097,319
Others	10,821,441	11,025,782
Key management personnel of entity or parent [member]
Assets:
Loans and advances	734	573
Liabilities:
Deposits	2,680	2,959
Others	¥ 156	¥ 116